Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable related parties	$ 19,044	$ 43,477	$ 239,468
Prepaid assets related parties	1,731,874	1,813,904	298,383
Deposit assets, related parties	1,778,143	1,596,075	526,101
Accounts receivable related parties	$ 29,181	17,789	87,469
Customer advances related parties			$ 15,011
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	15,655,038	15,655,038	15,655,038
Common stock, shares outstanding	15,655,038	15,655,038	15,655,038